Fair Value Measurements of Financial Instruments - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Fair Value Disclosures [Abstract]
Impairment of proved oil and natural gas properties	$ 0	$ 24,576	$ 2,528